Description of Business (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Formation date	Aug. 07, 2007
General partner, Name	Navios GP L.L.C.
Navios Holdings' general partner interest in Navios Partners		2.00%
Date of initial public offering	Nov. 16, 2007
Common units outstanding	10,983,785	11,270,283
General partner units outstanding	230,524	230,006
Entity Incorporation, Country Name	the Republic of the Marshall Islands
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings	20.50%
Navios Holdings
Entity Information [Line Items]
Navios Holdings' general partner interest in Navios Partners	2.10%
Common units outstanding	2,070,215
Navios Containers
Entity Information [Line Items]
Common units outstanding	11,592,276
Navios Containers | Navios Holdings
Entity Information [Line Items]
Common units outstanding	1,263,276